5. Earnings Per Share	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share

The following table sets forth the composition of the weighted average shares (denominator) used in the basic per share computation for the nine months ended September 30, 2017 and for the period from inception (August 4, 2016) to September 30, 2016.

	For the three months ended September 30, 2017	For the nine months ended September 30, 2017	For the period from inception (August 4, 2016) to September 30, 2016
Net Loss	$(177,770)	$(332,770)	$(100)

Weighted average share outstanding basic	28,352,862	13,046,244	0

Basic loss per share	$0.0063	$0.0255	$0.0000